Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Value ETF - Fidelity Blue Chip Value ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Annual Return 2021	26.12%
Annual Return 2022	(2.48%)
Annual Return 2023	5.53%